Commitments, Guarantees, and Contingent Liabilities (Summary of Potential Future Payments, Book Value Recorded as Guarantee Liabilities of Guarantee Contracts Outstanding and Maturity of Longest Guarantee Contracts) (Detail) - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Guarantor Obligations [Line Items]
Potential future payment	¥ 1,248,532	¥ 1,123,984
Book value of guarantee liabilities	19,718	12,276
Transferred loans
Guarantor Obligations [Line Items]
Potential future payment	609,536	543,453
Book value of guarantee liabilities	¥ 13,760	¥ 6,918
Maturity of the longest contract (Years)	2062	2062
Real estate loans
Guarantor Obligations [Line Items]
Potential future payment	¥ 6,524	¥ 8,408
Book value of guarantee liabilities	¥ 0	¥ 135
Maturity of the longest contract (Years)	Undetermined	2048
Other
Guarantor Obligations [Line Items]
Potential future payment	¥ 18,225	¥ 13,261
Book value of guarantee liabilities	¥ 0	¥ 0
Maturity of the longest contract (Years)	2043	2044
Corporate loans
Guarantor Obligations [Line Items]
Potential future payment	¥ 614,247	¥ 558,862
Book value of guarantee liabilities	¥ 5,958	¥ 5,223
Maturity of the longest contract (Years)	2033	2031